Significant accounting policies - Reconciliation of the closing and opening balance for accumulated write-downs under IAS 39 and IFRS 9 (Details) - SEK SEK in Millions	Jan. 01, 2018	Dec. 31, 2017
Reserve for changes in own credit risk regarding:
Impairment reserve for loans and receivables under IAS 39		SEK 155
Impairment reserve for credit loss provision under IAS 39		155
Revaluation value of loans and receivable into financial assets at amortized cost	SEK (21)
Revaluation value of credit loss provision	(21)
ECL for FVTPL pursuant to IFRS 9	134
ECL for credit loss provision under IFRS 9	134
Impairment reserve under IAS 39		SEK 155
Revaluation value of collateral provided and contingent liabilities	3
Revaluation value	(18)
ECL for collateral provided and contingent liabilities under IFRS 9	3
ECL under IFRS 9	SEK 137